Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies.
Commitments and Contingencies

15. Commitments and Contingencies

Pharmosa License Agreement and Device License Agreement

In June 2023, we entered into a License Agreement with Pharmosa pursuant to which we were granted an exclusive license in North America to develop and commercialize L606, an inhaled, sustained-release formulation of treprostinil currently being evaluated in a clinical trial for the treatment of PAH and PH-ILD, and a non-exclusive license for the manufacture, development and use (but not commercialization) of such licensed product in most countries outside North America (the “Pharmosa License Agreement”). On October 2, 2024, we and Pharmosa entered into a First Amendment to the Pharmosa License Agreement (the “First Amendment”) which, among other things, expands our licensed territory beyond North America to include key markets in Europe, Japan and elsewhere.

Concurrently with the execution of the First Amendment, we and Pharmosa also entered into a Device License Agreement (the “Device License Agreement”). Pursuant to the terms of the Device License Agreement, Pharmosa will provide (i) an exclusive license to Liquidia Technologies for the right to develop, manufacture, use and commercialize Pharmosa’s next-generation smart-technology nebulizers (the “Device”) for use with L606 in most countries (subject to certain exceptions) (the “Territory”) and (ii) a non-exclusive license to Liquidia Technologies for the right to develop, manufacture and use (but not commercialize) the Device outside of the Territory.

Under the terms of the Pharmosa License Agreement, as amended, we will be responsible for development, regulatory and commercial activities of L606 in the Territory. Pharmosa will manufacture clinical and commercial supplies of the liposomal formulation through its global supply chain and support us in establishing a redundant global supply chain. In consideration for these exclusive rights, we paid Pharmosa an upfront license fee of $10 million and paid an additional $3.5 million upfront license fee in October 2024 in connection with the rights granted in the First Amendment and the Device License Agreement. In addition to the upfront fees, we will pay Pharmosa potential development milestone payments tied to clinical development and approvals in PAH and/or PH-ILD of up to $37.75 million, potential sales milestones of up to $185 million in North America and $150 million outside North American and two tiers of low, double-digit royalties on all net sales of L606. Pharmosa will also receive a $10 million milestone payment for each additional indication approved by the FDA after PAH and PH-ILD and each additional product approved by the FDA under the license, a $2 million milestone payment for each additional indication approved by the EMA after PAH and PH-ILD, and a $0.5 million milestone payment for each additional indication approved by the Pharmaceuticals and Medical Devices Agency after PAH and PH-ILD. We also retain the first right to negotiate for development and commercialization of L606 in Europe and other territories should Pharmosa seek a partner, subject to satisfaction of certain conditions as set forth in the Pharmosa License Agreement.

Mainbridge Health Care Device Development and Supply Agreement

In December 2022, we entered into a Device Development and Supply Agreement (the “Pump Development Agreement”) with Mainbridge Health Partners, LLC (“Mainbridge”) and Sandoz Inc. (“Sandoz”). The Pump Development Agreement provides for the cooperation between us, Sandoz and Mainbridge to develop a new pump that is suitable for the subcutaneous administration of Treprostinil Injection. Mainbridge will perform development, validation and testing activities required for the pump and related consumables in anticipation of submitting a 510(k) clearance application for the pump to the FDA. In connection with the Pump Development Agreement, we and Sandoz have agreed to pay Mainbridge certain future contingent milestone payments in accordance with the terms and conditions set forth therein.

UNC License Agreement

In December 2008, we entered into the Amended and Restated License Agreement with The University of North Carolina at Chapel Hill (“UNC”) for the use of certain patent rights and technology relating to initial innovations of our PRINT technology (the “UNC License Agreement”). As part of the UNC License Agreement, we hold an exclusive license to certain research and development technologies and processes in various stages of patent pursuit, for use in our research and development and commercial activities, with a term until the expiration date of the last to expire patent subject to the UNC License Agreement, subject to industry standard contractual compliance. Under the UNC License Agreement, we are obligated to pay UNC royalties equal to a low single digit percentage of all net sales of drug products whose manufacture, use or sale includes any use of the technology or patent rights covered by the UNC License Agreement, including YUTREPIA. We may grant sublicenses of UNC licensed intellectual property in return for specified payments based on a percentage of any fee, royalty or other consideration received.

Chasm Technologies

In March 2012, we entered into an agreement, as amended, with Chasm Technologies, Inc. for manufacturing consulting services related to our manufacturing capabilities during the term of the agreement. We agreed to pay future contingent milestones and royalties on net sales totaling no more than $1.5 million, $0.2 million of which has been accrued as of December 31, 2024.

Employment Agreements and Executive Severance and Change in Control Plan

We have agreements with certain employees and an Executive Severance and Change in Control Plan which covers certain other employees which require payments if certain events, such as a change in control or termination without cause, occur.

Purchase Obligations

We enter into contracts in the normal course of business with contract service providers to assist in the performance of research and development and manufacturing activities. Subject to required notice periods and obligations under binding purchase orders, we can elect to discontinue the work under these agreements at any time.

On July 14, 2023, we entered into an Amended and Restated Commercial Manufacturing Services and Supply Agreement with Lonza Tampa LLC (“Lonza”) (as amended, the “CSA”). Lonza is our sole supplier for encapsulation and packaging services for YUTREPIA. Pursuant to the terms of the CSA, we deliver bulk treprostinil powder, manufactured using our proprietary PRINT® technology, and Lonza encapsulates and packages it. The CSA was effective upon signing, will be in effect until December 31, 2028 and may thereafter be extended upon the mutual written agreement of the parties in accordance with the terms of the CSA. We may terminate the CSA upon 60 days’ written notice to Lonza in the event that the application for regulatory approval of YUTREPIA is rejected by the FDA and such FDA decision is not caused by the fault of the Company (the “Termination for FDA Rejection”). Lonza may terminate the CSA upon 120 days written notice if we do not receive regulatory approval of YUTREPIA from the FDA by December 31, 2025 (the “Termination for FDA Delay”). Upon any Termination for FDA Rejection or Termination for FDA Delay, we would reimburse Lonza for 50% of its documented out-of-pocket expenditures for any capital equipment that is purchased by Lonza after the effective date of the Agreement to perform the services for us, not to exceed $2.5 million in the aggregate.

We are required to provide Lonza with quarterly forecasts of our expected production requirements for the following 24-month period, the first twelve months of which is considered a binding, firm order. We are required to purchase certain minimum annual order quantities, which may be adjusted by us after the thirteenth month after receipt of regulatory approval of YUTREPIA. The CSA provides for tiered pricing depending upon the batch size ordered.

In addition, we entered into a multi-year supply agreement with LGM Pharma, LLC (“LGM”) to supply active pharmaceutical ingredients for YUTREPIA. Under the supply agreement with LGM, we are required to provide rolling forecasts, a portion of which will be considered a binding, firm order, subject to an annual minimum purchase commitment of $2.7 million for the term of the agreement. The agreement expires five years from the first marketing authorization approval of YUTREPIA.

As of December 31, 2024, we have non-cancelable commitments for product manufacturing and supply costs of approximately $12.8 million.

Other Contingencies and Commitments

From time-to-time we are subject to claims and litigation in the normal course of business, none of which do we believe represent a risk of material loss or exposure. See Note 14 for further discussion of pending legal proceedings.

In addition to the commitments described above, we are party to other commitments, including non-cancelable leases and long-term debt, which are described elsewhere in these notes to the consolidated financial statements.